Financial Assets at Fair Value Through Other Comprehensive Income - Schedule of Changes in Fair Value and Corresponding Allowance for ECL (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Fair value [Member]
Schedule of Changes in Fair Value and Corresponding Allowance for ECL [Line Items]
Financial assets at beginning of period		$ 3,786,525	$ 3,967,392
Net change on Balance	[1]	(1,694,790)	(189,741)
Change in fair value		(3,390)	8,874
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period		2,088,345	3,786,525
ECL [Member]
Schedule of Changes in Fair Value and Corresponding Allowance for ECL [Line Items]
Financial assets at beginning of period		5,500	9,496
Net change on Balance	[1]	(1,274)	(5,917)
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]		1,921
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period		4,226	5,500
Stage 1 Individual [Member] | Fair value [Member]
Schedule of Changes in Fair Value and Corresponding Allowance for ECL [Line Items]
Financial assets at beginning of period		3,786,525	3,967,392
Net change on Balance	[1]	(1,694,790)	(159,617)
Change in fair value		(3,390)	8,718
Transfer to Stage 1
Transfer to Stage 2			(29,968)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period		2,088,345	3,786,525
Stage 1 Individual [Member] | ECL [Member]
Schedule of Changes in Fair Value and Corresponding Allowance for ECL [Line Items]
Financial assets at beginning of period		5,500	9,496
Net change on Balance	[1]	(1,274)	(3,996)
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period		4,226	5,500
Stage 2 Individual [Member] | Fair value [Member]
Schedule of Changes in Fair Value and Corresponding Allowance for ECL [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]		(30,124)
Change in fair value			156
Transfer to Stage 1
Transfer to Stage 2			29,968
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period
Stage 2 Individual [Member] | ECL [Member]
Schedule of Changes in Fair Value and Corresponding Allowance for ECL [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]		(1,921)
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]		1,921
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period
Stage 3 Individual [Member] | Fair value [Member]
Schedule of Changes in Fair Value and Corresponding Allowance for ECL [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period
Stage 3 Individual [Member] | ECL [Member]
Schedule of Changes in Fair Value and Corresponding Allowance for ECL [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period

[1]	Net change between assets purchased and assets derecognized.
[2]	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.